As filed with the Securities and Exchange Commission on February 18, 2022.
No. 333-193135
No. 811-22927

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 88	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 92	☒

Invesco Actively Managed Exchange-Traded Commodity Fund Trust
(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515
(Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code: (800) 983-0903
Adam Henkel, Esquire
3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

With Copies to:
Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601 Chicago, Illinois 60606	Eric S. Purple Stradley Ronon Stevens & Young LLP 2000 K Street, NW, Suite 700 Washington, DC 20006

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)
☒	on March 20, 2022 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 88 (the “Amendment”) to the Registration Statement on Form N-1A for Invesco Actively Managed Exchange-Traded Commodity Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating March 20, 2022 as the new effective date for Post-Effective Amendment No. 8 to the Trust’s Registration Statement, which was filed on November 8, 2016 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 9, 10, 13, 14, 15, 16, 17, 18, 19, 20, 21, 22, 23, 24, 25, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38,  39, 40, 41, 44, 45, 46, 47, 48, 49, 50, 51, 52, 53, 54, 55, 56, 59, 60, 62, 63, 64, 65, 66, 67, 68, 69, 70, 71, 72, 73, 75, 76, 77, 78, 79, 80, 81, 82, 83, 84, 85 and 87 to the Trust’s Registration Statement filed on January 20, 2017, February 17, 2017, March 17, 2017, April 13, 2017, May 12, 2017, June 9, 2017, July 7, 2017, August 4, 2017, September 1, 2017, September 29, 2017, October 27, 2017, November 22, 2017, December 21, 2017, January 19, 2018, February 16, 2018, March 16, 2018, April 13, 2018, May 11, 2018, June 8, 2018, June 29, 2018, July 13, 2018, August 10, 2018, September 7, 2018, October 5, 2018, November 2, 2018, November 30, 2018, December 21, 2018, January 18, 2019, February 15, 2019, March 15, 2019, April 12, 2019, May 10, 2019, June 7, 2019, July 3, 2019, August 1, 2019, August 29, 2019, September 26, 2019, October 24, 2019, November 22, 2019, December 20, 2019, January 17, 2020, February 14, 2020, March 13, 2020, April 9, 2020, May 8, 2020, May 22, 2020, June 19, 2020, July 17, 2020, August 14, 2020, September 10, 2020, October 9, 2020, November 6, 2020, December 4, 2020, December 23, 2020, January 21, 2021, February 19, 2021, March 19, 2021, April 16, 2021, May 14, 2021, June 11, 2021, July 9, 2021, August 6, 2021, September 3, 2021, October 1, 2021, October 29, 2021, November 24, 2021, December 22, 2021 and January 20, 2022, respectively. This Amendment relates solely to Invesco Agriculture Commodity Strategy No K-1 ETF, Invesco Base Metals Commodity Strategy No K-1 ETF and Invesco Energy Commodity Strategy No K-1 ETF, each a series of the Trust.
This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 8 to the Trust’s Registration Statement, which was filed on November 8, 2016, and Part C of Post-Effective Amendment No. 74 to the Trust’s Registration Statement, which was filed on February 25, 2021.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 18th day of February, 2022.
Invesco Actively Managed Exchange-Traded Commodity Fund Trust
By:	/s/ Anna Paglia
Anna Paglia
Title:	President and Trustee
Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE
/s/ Anna Paglia	President and Trustee	February 18, 2022
Anna Paglia
/s/ Kelli Gallegos	Treasurer	February 18, 2022
Kelli Gallegos
/s/ Adam Henkel	Secretary	February 18, 2022
Adam Henkel
*/s/ Ronn R. Bagge	Vice Chairman and Trustee	February 18, 2022
Ronn R. Bagge
*/s/ Todd J. Barre	Trustee	February 18, 2022
Todd J. Barre
*/s/ Kevin M. Carome	Trustee	February 18, 2022
Kevin M. Carome
*/s/ Edmund P. Giambastiani, Jr.	Trustee	February 18, 2022
Edmund P. Giambastiani, Jr.
*/s/ Victoria J. Herget	Trustee	February 18, 2022
Victoria J. Herget
*/s/ Marc M. Kole	Trustee	February 18, 2022
Marc M. Kole
*/s/ Yung Bong Lim	Trustee	February 18, 2022
Yung Bong Lim
*/s/ Joanne Pace	Trustee	February 18, 2022
Joanne Pace
*/s/ Gary R. Wicker	Trustee	February 18, 2022
Gary R. Wicker
*/s/ Donald H. Wilson	Chairman and Trustee	February 18, 2022
Donald H. Wilson
*By: /s/ Adam Henkel		February 18, 2022
Adam Henkel
Attorney-In-Fact
*
Adam Henkel signs this Registration Statement pursuant to powers of attorney filed with Post-Effective Amendment No. 65 to the Trust's Registration Statement and incorporated by reference herein.